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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07324

Gardner Lewis Investment Trust

(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

CT Corporation System, 155 Federal Street, Suite 700 Boston, MA 02110
(Name and address of agent for service)

With a copy to:

Tina H. Bloom	John H. Lively
Ultimus Fund Solutions, LLC	The Law Offices of John H. Lively & Associates, Inc.
225 Pictoria Drive, Suite 450	A Member Firm of the 1940 Act Law Group
Cincinnati, Ohio 45246	11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant's telephone number, including area code:	(610) 558-2800

Date of fiscal year end:	October 31, 2016

Date of reporting period:	April 30, 2016

Item 1.	Reports to Stockholders.

The Chesapeake Core Growth Fund Semi-Annual Report April 30, 2016 (Unaudited)

Investment Advisor Gardner Lewis Asset Management, L.P. 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317 www.chesapeakefunds.com	Administrator Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-800-430-3863

The Chesapeake Core Growth Fund

The Chesapeake Core Growth Fund vs S&P 500® Total Return Index
Sector Diversification
April 30, 2016 (Unaudited)

Top Ten Equity Holdings
April 30, 2016 (Unaudited)

Security Description	% of Net Assets
Apple, Inc.	5.3%
Humana, Inc.	5.3%
Amazon.com, Inc.	4.8%
salesforce.com, inc.	4.8%
EOG Resources, Inc.	4.8%
Alphabet, Inc. - Class C	4.8%
Facebook, Inc. - Class A	4.7%
Bank of America Corp.	3.9%
Citigroup, Inc.	3.9%
MasterCard, Inc. - Class A	3.5%

1

The Chesapeake Core Growth Fund Schedule of Investments April 30, 2016 (Unaudited)

Common Stocks — 88.2%	Shares	Value
Consumer Discretionary — 20.0%
Hotels, Restaurants & Leisure — 1.7%
Starbucks Corp.	5,810	$326,696

Internet & Catalog Retail — 5.4%
Amazon.com, Inc. *	1,382	911,554
Ctrip.com International Ltd. - ADR *	2,730	119,055
		1,030,609
Media — 9.9%
Liberty Braves Group - Series A *	1	8
Liberty Braves Group - Series C *	1	7
Liberty Broadband Corp. - Series A *	1,830	104,896
Liberty Broadband Corp. - Series C *	2,317	132,648
Liberty Global plc - Class A *	10,035	378,621
Liberty Media Group - Series A *	2,439	44,629
Liberty Media Group - Series C *	2,524	45,428
Liberty SiriusXM Group - Series A *	9,755	319,671
Liberty SiriusXM Group - Series C *	10,095	323,242
Walt Disney Co. (The)	5,063	522,805
		1,871,955
Specialty Retail — 3.0%
TJX Cos., Inc. (The)	7,512	569,560

Consumer Staples — 2.9%
Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	3,725	551,784

Energy — 6.1%
Oil, Gas & Consumable Fuels — 6.1%
EOG Resources, Inc.	10,961	905,598
Pioneer Natural Resources Co.	1,515	251,641
		1,157,239
Financials — 12.7%
Banks — 7.8%
Bank of America Corp.	51,000	742,560
Citigroup, Inc.	15,894	735,574
		1,478,134
Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The)	1,660	272,423

Diversified Financial Services — 3.5%
MasterCard, Inc. - Class A	6,885	667,776

2

The Chesapeake Core Growth Fund Schedule of Investments (Continued)

Common Stocks — 88.2% (Continued)	Shares	Value
Health Care — 10.7%
Biotechnology — 1.4%
Amgen, Inc.	1,640	$259,612

Health Care Providers & Services — 5.3%
Humana, Inc.	5,663	1,002,747

Pharmaceuticals — 4.0%
Allergan plc *	881	190,789
Bristol-Myers Squibb Co.	7,870	568,057
		758,846
Industrials — 5.5%
Aerospace & Defense — 2.1%
Boeing Co. (The)	2,930	394,964

Airlines — 1.0%
Delta Air Lines, Inc.	4,295	178,973

Industrial Conglomerates — 2.4%
General Electric Co.	15,056	462,972

Information Technology — 29.2%
Communications Equipment — 2.2%
Palo Alto Networks, Inc. *	2,699	407,198

Internet Software & Services — 10.9%
Alphabet, Inc. - Class C *	1,305	904,378
CoStar Group, Inc. *	1,378	271,893
Facebook, Inc. - Class A *	7,644	898,782
		2,075,053
IT Services — 2.8%
PayPal Holdings, Inc. *	13,406	525,247

Semiconductors & Semiconductor Equipment — 1.7%
ARM Holdings plc - ADR	7,842	323,012

Software — 6.3%
Manhattan Associates, Inc. *	3,510	212,496
salesforce.com, inc. *	12,014	910,661
Ultimate Software Group, Inc. (The) *	354	69,593
		1,192,750
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	10,760	1,008,642

3

The Chesapeake Core Growth Fund Schedule of Investments (Continued)

Common Stocks — 88.2% (Continued)	Shares	Value
Materials — 1.1%
Construction Materials — 1.1%
Vulcan Materials Co.	1,967	$211,708

Total Common Stocks (Cost $12,684,938)		$16,727,900

Money Market Funds — 11.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.23% (a)	1,116,919	$1,116,919
Fidelity Institutional Money Market Portfolio - Class I, 0.34% (a)	1,116,920	1,116,920
Total Money Market Funds (Cost $2,233,839)		$2,233,839

Total Investments at Value — 100.0% (Cost $14,918,777)		$18,961,739

Other Assets in Excess of Liabilities — 0.0% (b)		9,194

Net Assets — 100.0%		$18,970,933

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of April 30, 2016.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

4

The Chesapeake Core Growth Fund Statement of Assets and Liabilities April 30, 2016 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$14,918,777
At value (Note 2)	$18,961,739
Cash	1,836
Dividends receivable	9,118
Receivable for investment securities sold	64,357
Other assets	11,716
TOTAL ASSETS	19,048,766

LIABILITIES
Payable for investment securities purchased	41,037
Payable to Advisor (Note 5)	15,662
Accrued compliance service fees (Note 5)	3,325
Accrued distribution and service plan fees (Note 5)	4,747
Payable to administrator (Note 5)	4,750
Accrued Trustees’ fees (Note 4)	833
Other accrued expenses	7,479
TOTAL LIABILITIES	77,833

NET ASSETS	$18,970,933

Net assets consist of:
Paid-in capital	$161,242,632
Accumulated net investment loss	(436,653)
Accumulated net realized losses from security transactions	(145,878,008)
Net unrealized appreciation on investments	4,042,962
NET ASSETS	$18,970,933

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	795,736

Net asset value, offering price and redemption price per share (Note 2)	$23.84

See accompanying notes to financial statements.

5

The Chesapeake Core Growth Fund Statement of Operations For the Six Months Ended April 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$97,814

EXPENSES
Investment advisory fees (Note 5)	125,882
Reorganization expenses (Note 8)	61,566
Administration fees (Note 5)	28,500
Compliance service fees (Note 5)	19,590
Distribution and service plan fees (Note 5)	18,715
Professional fees	15,604
Registration and filing fees	12,663
Trustees’ fees (Note 4)	9,237
Shareholder account maintenance fees	7,176
Other expenses	5,057
TOTAL EXPENSES	303,990

NET INVESTMENT LOSS	(206,176)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	1,192,326
Net change in unrealized appreciation (depreciation) on investments	(3,347,095)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(2,154,769)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,360,945)

See accompanying notes to financial statements.

6

The Chesapeake Core Growth Fund Statements of Changes in Net Assets

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
FROM OPERATIONS
Net investment loss	$(206,176)	$(270,241)
Net realized gains from security transactions	1,192,326	3,928,810
Net change in unrealized appreciation (depreciation) on investments	(3,347,095)	(1,050,315)
Net increase (decrease) in net assets resulting from operations	(2,360,945)	2,608,254

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,829,915	349,368
Payments for shares redeemed	(8,341,879)	(2,888,787)
Net decrease in net assets from capital share transactions	(6,511,964)	(2,539,419)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,872,909)	68,835

NET ASSETS
Beginning of period	27,843,842	27,775,007
End of period	$18,970,933	$27,843,842

ACCUMULATED NET INVESTMENT LOSS	$(436,653)	$(230,477)

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	71,165	14,289
Shares redeemed	(361,438)	(120,019)
Net decrease in shares outstanding	(290,273)	(105,730)
Shares outstanding, beginning of period	1,086,009	1,191,739
Shares outstanding, end of period	795,736	1,086,009

See accompanying notes to financial statements.

7

The Chesapeake Core Growth Fund Financial Highlights

Per share data for a share outstanding throughout each period:
	Six Months Ended April 30,
	2016(Unaudited)		Years Ended October 31,
			2015	2014	2013	2012		2011
Net asset value at beginning of period	$25.64		$23.31	$20.21	$15.67	$14.23		$14.37

Income (loss) from investment operations:
Net investment loss	(0.34)		(0.27)	(0.28)	(0.21)	(0.22)		(0.23)
Net realized and unrealized gains (losses) on investments	(1.46)		2.60	3.38	4.75	1.66		0.09
Total from investment operations	(1.80)		2.33	3.10	4.54	1.44		(0.14)

Net asset value at end of period	$23.84		$25.64	$23.31	$20.21	$15.67		$14.23

Total return (a)	(7.02%	)(b)	10.00%	15.34%	28.97%	10.12%		(0.97%)

Net assets at end of period (000’s)	$18,971		$27,844	$27,775	$26,439	$26,651		$87,477

Ratio of total expenses to average net assets (Note 5)	2.42	%(c)	1.89%	1.94%	2.02%	1.87	%(d)	1.58	%(d)

Ratio of net expenses to average net assets (Note 5)	2.42	%(c)	1.89%	1.94%	2.02%	1.67%		1.39%

Ratio of net investment loss to average net assets	(1.64%	)(c)	(0.99%)	(1.15%)	(1.04%)	(0.86%)		(0.64%)

Portfolio turnover rate	36	%(b)	65%	49%	48%	35%		74%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

(d)
Ratios were determined based on expenses prior to any reductions or refunds of advisory fees or distribution and service fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement.

See accompanying notes to financial statements.

8

The Chesapeake Core Growth Fund Notes to Financial Statements April 30, 2016 (Unaudited)

1. Organization

The Chesapeake Core Growth Fund (the “Fund”) is a diversified series of the Gardner Lewis Investment Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940. Other series of the Trust are not incorporated in this report. The Fund commenced operations on September 29, 1997.

The investment objective of the Fund is to seek capital appreciation.

2. Significant Accounting Policies

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The following is a list of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees of the Trust (the “Board”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

9

The Chesapeake Core Growth Fund Notes to Financial Statements (Unaudited) (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$16,727,900	—	—	$16,727,900
Money Market Funds	2,233,839	—	—	2,233,839
Total	$18,961,739	—	—	$18,961,739

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of April 30, 2016, the Fund did not have any transfers into and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of April 30, 2016. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern Time) on each day that the Exchange is open for business. The net asset value per share of the Fund is calculated by dividing the total value of the Fund’s assets, minus liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the appropriate country’s rules and tax rates.

10

The Chesapeake Core Growth Fund Notes to Financial Statements (Unaudited) (Continued)

Common expenses – Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed periodically by the Board.

Distributions to shareholders – Distributions arising from net investment income and net realized capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. There were no distributions paid to shareholders during the periods ended April 30, 2016 and October 31, 2015.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2016:

Cost of portfolio investments	$15,240,094
Gross unrealized appreciation	$4,080,125
Gross unrealized depreciation	(358,480)
Net unrealized appreciation	3,721,645
Capital loss carryforwards	(146,587,709)
Other gains	594,365
Accumulated deficit	$(142,271,699)

11

The Chesapeake Core Growth Fund Notes to Financial Statements (Unaudited) (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of October 31, 2015, the Fund had the following short-term capital loss carryforwards for federal income tax purposes:

Amount	Expires October 31,
$119,580,462	2017
27,007,247	2018
$146,587,709

These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Given the current size of the Fund, it is highly unlikely that the Fund will be able to fully utilize all of its capital loss carryforwards prior to their expiration.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (October 31, 2012 through October 31, 2015) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended April 30, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $7,905,183 and $13,412,201, respectively.

4. Trustees and Officers

A Trustee and certain officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the “Advisor”), the investment advisor to the Fund, and certain officers are affiliated with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

12

The Chesapeake Core Growth Fund Notes to Financial Statements (Unaudited) (Continued)

Each Trustee of the Trust who is not affiliated with the Advisor (“Independent Trustee”) receives an annual retainer of $10,000, of which one-half is paid by the Fund. In addition, the Fund pays each Independent Trustee $600 for attendance at each Board meeting, either in person or by telephone, plus reimbursement of any travel and other expenses incurred in attending meetings.

5. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets.

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust. The Fund bears a proportionate share of this fee based on an allocation approved by the Board.

ADMINISTRATOR
Pursuant to servicing agreements between the Trust and Ultimus, Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. The Fund pays Ultimus fees in accordance with the agreements for its services. In addition, the Fund pays out-of-pocket expenses including, but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities.

DISTRIBUTION AND SERVICE FEES
The Trust has adopted a distribution plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets. During the six months ended April 30, 2016, the Fund incurred $18,715 in distribution and service fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD is a wholly-owned subsidiary of Ultimus. UFD receives compensation from the Trust for such services, of which the Fund pays its proportionate share pursuant to the Rule 12b-1 Plan discussed above.

13

The Chesapeake Core Growth Fund Notes to Financial Statements (Unaudited) (Continued)

6. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2016, the Fund had 29.2% of the value of its net assets invested in stocks within the Information Technology sector.

7. Contingencies and Commitments

The Trust indemnifies its officers and Trustees for certain liabilities that might arise from their performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure of the Trust, with respect to the Fund, under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except as reflected on the next page.

14

The Chesapeake Core Growth Fund Results of Special Meeting of Shareholders (Unaudited)

The Board of Trustees of the Gardner Lewis Investment Trust adopted, and on May 25, 2016 shareholders of the Chesapeake Core Growth Fund (the “Core Growth Fund”) of record on March 30, 2016 approved (1) an Agreement and Plan of Reorganization pursuant to which the Core Growth Fund would reorganize into an identical corresponding series of The Chesapeake Investment Trust, a newly established Delaware statutory trust; (2) revisions to the Chesapeake Core Growth Fund’s fundamental investment restrictions; and (3) the election of three Trustees.

Shareholders approved the foregoing proposals by the following vote:

Proposal 1: Approval of Agreement and Plan of Reorganization.
Number of Shares
For	Against	Abstain	% Voted in Favor
517,912.076	2,477.000	2,055.000	74.26%

Proposal 2.1: Amend the fundamental investment restriction regarding senior securities.
Number of Shares
For	Against	Abstain	% Voted in Favor
516,971.076	3,417.000	2,055.000	74.12%

Proposal 2.2: Amend the fundamental investment restriction regarding diversification.
Number of Shares
For	Against	Abstain	% Voted in Favor
516,493.076	3,894.000	2,055.000	74.06%

Proposal 2.3: Amend the fundamental investment restriction regarding concentration.
Number of Shares
For	Against	Abstain	% Voted in Favor
516,742.076	3,645.000	2,055.000	74.09%

Proposal 2.4: Amend the fundamental investment restriction regarding exercising control.
Number of Shares
For	Against	Abstain	% Voted in Favor
516,742.076	3,645.000	2,055.000	74.09%

15

The Chesapeake Core Growth Fund Results of Special Meeting of Shareholders (Unaudited) (Continued)

Proposal 2.5: Amend the fundamental investment restriction regarding commodities/real estate.
Number of Shares
For	Against	Abstain	% Voted in Favor
516,742.076	3,645.000	2,055.000	74.09%

Proposal 2.6: Amend the fundamental investment restriction regarding underwriting.
Number of Shares
For	Against	Abstain	% Voted in Favor
516,742.076	3,645.000	2,055.000	74.09%

Proposal 2.7: Amend the fundamental investment restriction regarding joint trading accounts.
Number of Shares
For	Against	Abstain	% Voted in Favor
515,373.076	5,014.000	2,055.000	73.90%

Proposal 2.8: Amend the fundamental investment restriction regarding other investment companies.
Number of Shares
For	Against	Abstain	% Voted in Favor
515,851.076	4,537.000	2,055.000	73.96%

Proposal 2.9: Amend the fundamental investment restriction regarding puts, calls and futures contracts.
Number of Shares
For	Against	Abstain	% Voted in Favor
515,373.076	5,014.000	2,055.000	73.90%

Proposal 2.10: Amend the fundamental investment restriction regarding loans.
Number of Shares
For	Against	Abstain	% Voted in Favor
515,373.076	5,014.000	2,055.000	73.90%

16

The Chesapeake Core Growth Fund Results of Special Meeting of Shareholders (Unaudited) (Continued)

Proposal 3.01: Elect Theo H. Pitt, Jr. as Trustee.
Number of Shares
For	Against	Abstain	% Voted in Favor
669,802.076	27,642.000	0.000	96.04%

Proposal 3.02: Elect James H. Speed, Jr. as Trustee.
Number of Shares
For	Against	Abstain	% Voted in Favor
674,482.076	22,962.000	0.000	96.71%

Proposal 3.03: Elect W. Whitfield Gardner as Trustee.
Number of Shares
For	Against	Abstain	% Voted in Favor
667,628.076	29,816.000	0.000	95.73%

In relation to Proposal 1, the expenses incurred in connection with the Plan of Reorganization have been and will be paid by the Funds. With respect to amounts allocated to the Funds, the expenses have been and will be allocated between the Core Growth Fund and The Chesapeake Growth Fund based on their relative net assets.

On June 29, 2016, all of the assets and liabilities of The Chesapeake Growth Fund were transferred into the Core Growth Fund in exchanges for shares of the Core Growth Fund and the assumption by the Core Growth Fund of all of the known liabilities of The Chesapeake Growth Fund.

17

The Chesapeake Core Growth Fund About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, Rule 12b-1 distribution fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follows are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2015) and held until the end of the period (April 30, 2016).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

18

The Chesapeake Core Growth Fund About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$929.80	$11.61
Based on Hypothetical 5% Return	$1,000.00	$1,012.83	$12.11

*	Expenses are equal to the Fund’s annualized expense ratio of 2.42% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Other Information (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov.

19

Rev. December 2010 Privacy Notice
FACTS	WHAT DOES THE GARDNER LEWIS INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number
■ Assets
■ Retirement Assets
■ Transaction History
■ Checking Account Information
■ Purchase History
■ Account Balances
■ Account Transactions
■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Gardner Lewis Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Gardner Lewis Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-430-3863

20

Who we are
Who is providing this notice?	Gardner Lewis Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Gardner Lewis Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Gardner Lewis Investment Trust collect my personal information?
We collect your personal information, for example, when you
■ Open an account
■ Provide account information
■ Give us your contact information
■ Make deposits or withdrawals from your account
■ Make a wire transfer
■ Tell us where to send the money
■ Tell us who receives the money
■ Show your government-issued ID
■ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
■ Affiliates from using your information to market to you
■ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Gardner Lewis Asset Management, L.P., the investment adviser to the Gardner Lewis Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Gardner Lewis Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Gardner Lewis Investment Trust does not jointly market.

21

The Chesapeake Core Growth Fund
is a series of
Gardner Lewis Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
The Chesapeake Core Growth Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Gardner Lewis Asset Management 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317

Toll-Free Telephone:
1-800-430-3863

World Wide Web @:
www.chesapeakefunds.com

The Chesapeake Growth Fund Semi-Annual Report April 30, 2016 (Unaudited)

Investment Advisor Gardner Lewis Asset Management, L.P. 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317 www.chesapeakefunds.com	Administrator Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-800-430-3863

The Chesapeake Growth Fund

The Chesapeake Growth Fund vs S&P 500® Total Return Index
Sector Diversification
April 30, 2016 (Unaudited)

Top Ten Equity Holdings
April 30, 2016 (Unaudited)

Security Description	% of Net Assets
Humana, Inc.	5.0%
Amazon.com, Inc.	4.9%
Facebook, Inc. - Class A	4.7%
Alphabet, Inc. - Class C	4.3%
salesforce.com, inc.	4.2%
MasterCard, Inc. - Class A	3.5%
Bank of America Corp.	3.2%
Citigroup, Inc.	3.1%
Apple, Inc.	3.1%
Bristol-Myers Squibb Co.	3.0%

The Chesapeake Growth Fund Schedule of Investments April 30, 2016 (Unaudited)

Common Stocks — 83.3%	Shares		Value
Consumer Discretionary — 20.0%
Automobiles — 0.9%
Tesla Motors, Inc. *	423		$101,841

Hotels, Restaurants & Leisure — 0.6%
Starbucks Corp.	1,090		61,291

Internet & Catalog Retail — 5.8%
Amazon.com, Inc. *	810		534,268
Ctrip.com International Ltd. - ADR *	2,305		100,521
			634,789
Media — 8.5%
Liberty Braves Group - Series A *	0	(a)	6
Liberty Braves Group - Series C *	0	(a)	4
Liberty Broadband Corp. - Series A *	1,011		57,951
Liberty Broadband Corp. - Series C *	1,649		94,405
Liberty Global plc - Class A *	2,900		109,417
Liberty Media Group - Series A *	1,446		26,462
Liberty Media Group - Series C *	1,268		22,829
Liberty SiriusXM Group - Series A *	5,784		189,542
Liberty SiriusXM Group - Series C *	5,073		162,437
Walt Disney Co. (The)	2,589		267,340
			930,393
Specialty Retail — 2.6%
TJX Cos., Inc. (The)	3,813		289,102

Textiles, Apparel & Luxury Goods — 1.6%
lululemon athletica, inc. *	2,610		171,085

Consumer Staples — 2.9%
Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	2,170		321,442

Energy — 4.9%
Oil, Gas & Consumable Fuels — 4.9%
EOG Resources, Inc.	3,427		283,139
Pioneer Natural Resources Co.	1,525		253,302
			536,441
Financials — 11.2%
Banks — 6.3%
Bank of America Corp.	24,235		352,862
Citigroup, Inc.	7,269		336,409
			689,271

The Chesapeake Growth Fund Schedule of Investments (Continued)

Common Stocks — 83.3% (Continued)	Shares	Value
Financials — 11.2% (Continued)
Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The)	960	$157,545

Diversified Financial Services — 3.5%
MasterCard, Inc. - Class A	3,920	380,201

Health Care — 11.3%
Biotechnology — 2.3%
Amgen, Inc.	1,016	160,833
BioMarin Pharmaceutical, Inc. *	1,099	93,063
		253,896
Health Care Providers & Services — 5.0%
Humana, Inc.	3,107	550,157

Pharmaceuticals — 4.0%
Allergan plc *	501	108,497
Bristol-Myers Squibb Co.	4,525	326,614
		435,111
Industrials — 4.8%
Aerospace & Defense — 2.8%
Boeing Co. (The)	1,584	213,523
HEICO Corp.	1,600	98,096
		311,619
Industrial Conglomerates — 2.0%
General Electric Co.	7,067	217,311

Information Technology — 27.1%
Communications Equipment — 1.8%
Palo Alto Networks, Inc. *	1,311	197,791

Internet Software & Services — 10.7%
Alphabet, Inc. - Class C *	681	471,940
CoStar Group, Inc. *	910	179,552
Facebook, Inc. - Class A *	4,400	517,352
		1,168,844
IT Services — 2.7%
PayPal Holdings, Inc. *	7,391	289,579

Semiconductors & Semiconductor Equipment — 2.9%
ARM Holdings plc - ADR	4,690	193,181
Mellanox Technologies Ltd. *	2,967	128,323
		321,504

The Chesapeake Growth Fund Schedule of Investments (Continued)

Common Stocks — 83.3% (Continued)	Shares	Value
Information Technology — 27.1% (Continued)
Software — 5.9%
Manhattan Associates, Inc. *	2,360	$142,875
salesforce.com, inc. *	6,028	456,922
Ultimate Software Group, Inc. (The) *	258	50,720
		650,517
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	3,558	333,527

Materials — 1.1%
Construction Materials — 1.1%
Vulcan Materials Co.	1,113	119,792

Total Common Stocks (Cost $6,638,185)		$9,123,049

Money Market Funds — 16.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.23% (b)	894,323	$894,323
Fidelity Institutional Money Market Portfolio - Class I, 0.34% (b)	894,322	894,322
Total Money Market Funds (Cost $1,788,645)		$1,788,645

Total Investments at Value — 99.6% (Cost $8,426,830)		$10,911,694

Other Assets in Excess of Liabilities — 0.4%		38,446

Total Net Assets — 100.0%		$10,950,140

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	Rounds to less than 1 share.

(b)	The rate shown is the 7-day effective yield as of April 30, 2016.

See accompanying notes to financial statements.

The Chesapeake Growth Fund Statement of Assets and Liabilities April 30, 2016 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$8,426,830
At value (Note 2)	$10,911,694
Cash	551
Dividends receivable	5,302
Receivable for investment securities sold	139,624
Other assets	9,098
TOTAL ASSETS	11,066,269

LIABILITIES
Payable for investment securities purchased	92,261
Payable to Advisor (Note 5)	8,963
Payable to administrator (Note 5)	4,750
Accrued Trustees' fees (Note 4)	833
Accrued compliance service fees (Note 5)	1,675
Accrued distribution and service plan fees, Investor shares (Note 5)	500
Other accrued expenses	7,147
TOTAL LIABILITIES	116,129

NET ASSETS	$10,950,140

Net assets consist of:
Paid-in capital	$9,119,847
Accumulated net investment loss	(259,169)
Accumulated net realized losses from security transactions	(395,402)
Net unrealized appreciation on investments	2,484,864
NET ASSETS	$10,950,140

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares	$9,074,723
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	574,228
Net asset value, offering price and redemption price per share (Note 2)	$15.80

PRICING OF INVESTOR SHARES
Net assets applicable to Investor shares	$1,875,417
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	135,722
Net asset value, offering price and redemption price per share (Note 2)	$13.82

See accompanying notes to financial statements.

The Chesapeake Growth Fund Statement of Operations For the Six Months Ended April 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$36,291

EXPENSES
Investment advisory fees (Note 5)	54,726
Reorganization expenses (Note 8)	28,835
Administration fees (Note 5)	28,500
Professional fees	15,604
Registration and filing fees	10,479
Compliance service fees (Note 5)	10,410
Trustees' fees (Note 4)	9,237
Reports to shareholders	4,944
Custodian and bank service fees	3,726
Distribution and service plan fees, Investor shares (Note 5)	975
Shareholder account maintenance fees, Institutional shares	355
Shareholder account maintenance fees, Investor shares	35
Other expenses	791
TOTAL EXPENSES	168,617
Fee reductions by Advisor (Note 5)	(13,104)
NET EXPENSES	155,513

NET INVESTMENT LOSS	(119,222)

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions	(329,786)
Net change in unrealized appreciation (depreciation) on investments	(269,734)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(599,520)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(718,742)

See accompanying notes to financial statements.

The Chesapeake Growth Fund Statements of Changes in Net Assets

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
FROM OPERATIONS
Net investment loss	$(119,222)	$(166,777)
Net realized gains (losses) from security transactions	(329,786)	1,560,444
Net change in unrealized appreciation (depreciation) on investments	(269,734)	(546,296)
Net increase (decrease) in net assets resulting from operations	(718,742)	847,371

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on investments:
Institutional Class	(1,246,029)	(1,179,896)
Investor Class	(305,045)	(303,729)
Decrease in net assets from distributions to shareholders	(1,551,074)	(1,483,625)

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL SHARES
Proceeds from shares sold	12,935	23,687
Net asset value of shares issued in reinvestment of distributions	1,235,868	1,149,094
Payments for shares redeemed	(76,431)	(798,888)
Net increase in net assets from Institutional shares capital share transactions	1,172,372	373,893

INVESTOR SHARES
Proceeds from shares sold	—	25,000
Net asset value of shares issued in reinvestment of distributions	295,287	294,102
Payments for shares redeemed	(180,247)	(295,038)
Net increase in net assets from Investor shares capital share transactions	115,040	24,064

TOTAL DECREASE IN NET ASSETS	(982,404)	(238,297)

NET ASSETS
Beginning of period	11,932,544	12,170,841
End of period	$10,950,140	$11,932,544

ACCUMULATED NET INVESTMENT LOSS	$(259,169)	$(139,947)

See accompanying notes to financial statements.

The Chesapeake Growth Fund Statements of Changes in Net Assets (Continued)

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SUMMARY OF CAPITAL SHARE ACTIVITY
INSTITUTIONAL SHARES
Shares sold	783	1,283
Shares issued in reinvestment of distributions to shareholders	73,172	63,981
Shares redeemed	(4,634)	(43,918)
Net increase in shares outstanding	69,321	21,346
Shares outstanding, beginning of period	504,907	483,561
Shares outstanding, end of period	574,228	504,907

INVESTOR SHARES
Shares sold	—	1,548
Shares issued in reinvestment of distributions to shareholders	19,979	18,370
Shares redeemed	(12,123)	(17,796)
Net increase in shares outstanding	7,856	2,122
Shares outstanding, beginning of period	127,866	125,744
Shares outstanding, end of period	135,722	127,866

See accompanying notes to financial statements.

The Chesapeake Growth Fund – Institutional Shares Financial Highlights

Per share data for a share outstanding throughout each period:
	Six Months Ended April 30,
	2016 (Unaudited)		Years Ended October 31,
			2015	2014	2013	2012	2011
Net asset value at beginning of period	$19.28		$20.37	$20.23	$14.96	$13.53	$13.76

Income (loss) from investment operations:
Net investment loss	(0.16)		(0.26)	(0.22)	(0.22)	(0.17)	(0.13)
Net realized and unrealized gains (losses) on investments	(0.85)		1.61	2.50	5.49	1.60	(0.10)
Total from investment operations	(1.01)		1.35	2.28	5.27	1.43	(0.23)

Less distributions:
From net realized gains on investments	(2.47)		(2.44)	(2.14)	—	—	—

Net asset value at end of period	$15.80		$19.28	$20.37	$20.23	$14.96	$13.53

Total return (a)	(6.05%	)(b)	7.51%	12.35%	35.23%	10.57%	(1.67%)

Net assets at end of period (000's)	$9,075		$9,736	$9,853	$8,040	$8,643	$9,329

Ratio of total expenses to average net assets (c)	3.03	%(d)	2.37%	2.47%	2.86%	2.58%	2.27%

Ratio of net expenses to average net assets (Note 5)	2.82	%(d)	2.20%	2.03%	1.86%	1.58%	1.25%

Ratio of net investment loss to average net assets	(2.16	%)(d)	(1.40%)	(1.36%)	(1.12%)	(1.08%)	(0.89%)

Portfolio turnover rate	37	%(b)	83%	64%	54%	60%	64%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Ratios were determined based on expenses prior to any reductions or refunds of advisory fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement, if any.

(d)	Annualized.

See accompanying notes to financial statements.

The Chesapeake Growth Fund – Investor Shares Financial Highlights

Per share data for a share outstanding throughout each period:
	Six Months Ended April 30,
	2016 (Unaudited)		Years Ended October 31,
			2015	2014	2013	2012	2011
Net asset value at beginning of period	$17.18		$18.44	$18.54	$13.79	$12.54	$12.82

Income (loss) from investment operations:
Net investment loss	(0.11)		(0.24)	(0.26)	(0.29)	(0.25)	(0.20)
Net realized and unrealized gains (losses) on investments	(0.78)		1.42	2.30	5.04	1.50	(0.08)
Total from investment operations	(0.89)		1.18	2.04	4.75	1.25	(0.28)

Less distributions:
From net realized gains on investments	(2.47)		(2.44)	(2.14)	—	—	—

Net asset value at end of period	$13.82		$17.18	$18.44	$18.54	$13.79	$12.54

Total return (a)	(6.10%	)(b)	7.36%	12.17%	34.45%	9.97%	(2.18%)

Net assets at end of period (000's)	$1,875		$2,197	$2,318	$2,200	$2,016	$2,668

Ratio of total expenses to average net assets (c)	3.36	%(d)	2.76%	2.93%	3.40%	3.14%	2.80%

Ratio of net expenses to average net assets (Note 5)	2.96	%(d)	2.29%	2.28%	2.40%	2.14%	1.79%

Ratio of net investment loss to average net assets	(2.29	%)(d)	(1.49%)	(1.61%)	(1.66%)	(1.64%)	(1.42%)

Portfolio turnover rate	37	%(b)	83%	64%	54%	60%	64%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Ratios were determined based on expenses prior to any reductions or refunds of advisory fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement, if any.

(d)	Annualized.

See accompanying notes to financial statements.

The Chesapeake Growth Fund Notes to Financial Statements April 30, 2016 (Unaudited)

1. Organization

The Chesapeake Growth Fund (the “Fund”) is a diversified series of the Gardner Lewis Investment Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940. Other series of the Trust are not incorporated in this report. The Fund commenced operations on April 6, 1994.

The Fund’s two classes of shares, Institutional shares and Investor shares, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and have differing investment minimums. Institutional shares are sold without any sales loads or distribution fees and require a $250,000 initial investment, whereas Investor shares are sold without any sales loads, but are subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Investor shares and require a $2,500 initial investment.

The investment objective of the Fund is to seek capital appreciation.

2. Significant Accounting Policies

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The following is a list of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees of the Trust (the “Board”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during

The Chesapeake Growth Fund Notes to Financial Statements (Unaudited) (Continued)

the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$9,123,049	$—	$—	$9,123,049
Money Market Funds	1,788,645	—	—	1,788,645
Total	$10,911,694	$—	$—	$10,911,694

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of April 30, 2016, the Fund did not have any transfers into and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of April 30, 2016. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each class of shares of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern Time) on each day that the Exchange is open for business. The net asset value per share of each class of shares of the Fund is calculated by dividing the total value of the Fund’s assets attributable to that class, minus liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of shares is equal to the net asset value per share.

The Chesapeake Growth Fund Notes to Financial Statements (Unaudited) (Continued)

Security transactions and investment income – Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the appropriate country’s rules and tax rates.

Common expenses – Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed periodically by the Board.

Distributions to shareholders – Distributions arising from net investment income and net realized capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. The tax character of distributions paid to shareholders of the Fund during the periods ended April 30, 2016 and October 31, 2015 was long-term capital gains.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses of the Fund which are not attributable to a specific class are generally allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

The Chesapeake Growth Fund Notes to Financial Statements (Unaudited) (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2016:

Cost of portfolio investments	$8,493,189
Gross unrealized appreciation	$2,599,575
Gross unrealized depreciation	(181,070)
Net unrealized appreciation	2,418,505
Other losses	(588,212)
Accumulated earnings	$1,830,293

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (tax years ended October 31, 2012 through October 31, 2015) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended April 30, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $3,625,961 and $4,780,457, respectively.

4. Trustees and Officers

A Trustee and certain officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the “Advisor”), the investment advisor to the Fund, and certain officers are affiliated with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

The Chesapeake Growth Fund Notes to Financial Statements (Unaudited) (Continued)

Each Trustee of the Trust who is not affiliated with the Advisor (“Independent Trustee”) receives an annual retainer of $10,000, of which one-half is paid by the Fund. In addition, the Fund pays each such Independent Trustee $600 for attendance at each Board meeting, either in person or by telephone, plus reimbursement of travel and other expenses incurred in attending meetings.

5. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to an Expense Limitation Agreement, in effect until February 29, 2016, the Advisor had contractually agreed to reduce its investment advisory fees and to reimburse other Fund expenses, if necessary, so that the total annual operating expenses of the Fund, including but not limited to investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) expenditures which are capitalized in accordance with GAAP, (v) extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, and (viii) shareholder account maintenance fees), incurred by the Fund during the term of the Agreement were limited to 2.19% of average daily net assets. Accordingly, during the four-month period ended February 29, 2016, the Advisor reduced its investment advisory fees by $13,104.

Although the Expense Limitation Agreement has expired, the Advisor may still be entitled to reimbursement of fee reductions and expense reimbursements pursuant to provisions thereof that survived expiration. Pursuant to the Expense Limitation Agreement, the Advisor may be entitled to recoupment of any fee reductions and other expenses assumed and paid by the Advisor during any of the three previous years, less any reimbursements previously paid pursuant to such Agreement, provided the Fund’s overall expenses do not exceed 2.19% of average daily net assets. This limitation also excludes the effect of expense offset and directed brokerage arrangements, as well as expenses of investments in other investment companies. During the six months ended April 30, 2016, the Advisor did not recoup from the Fund any previous investment advisory fee reductions or expense reimbursements.

The Chesapeake Growth Fund Notes to Financial Statements (Unaudited) (Continued)

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust. The Fund bears a proportionate share of this fee based on an allocation approved by the Board.

ADMINISTRATOR
Pursuant to servicing agreements between the Trust and Ultimus, Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. The Fund pays Ultimus fees in accordance with the agreements for its services. In addition, the Fund pays out-of-pocket expenses including, but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities.

DISTRIBUTION AND SERVICE FEES
The Trust has adopted a distribution plan for Investor shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which Investor shares may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets allocable to Investor shares. During the six months ended April 30, 2016, Investor shares incurred $975 in distribution and service fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD is a wholly-owned subsidiary of Ultimus. UFD receives compensation from the Trust for such services, of which the Investor shares of the Fund pay their proportionate share pursuant to the Rule 12b-1 Plan discussed above.

The Chesapeake Growth Fund Notes to Financial Statements (Unaudited) (Continued)

6. Contingencies and Commitments

The Trust indemnifies its officers and Trustees for certain liabilities that might arise from their performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure of the Trust, with respect to the Fund, under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2016, the Fund had 27.1% of the value of its net assets invested in stocks within the Information Technology sector.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except as reflected on the next page.

The Chesapeake Growth Fund Report of Special Meeting of Shareholders (Unaudited)

The Board of Trustees of the Gardner Lewis Investment Trust (the “Trust”) has adopted, and on May 25, 2016 shareholders of the Chesapeake Growth Fund (the “Growth Fund”) of record on March 30, 2016 approved, an Agreement and Plan of Reorganization providing for the reorganization of the Growth Fund into the Chesapeake Core Growth Fund, a series of the Trust, and the election of three Trustees.

Shareholders approved the foregoing proposals by the following vote:

Proposal 1: Approval of Agreement and Plan of Reorganization.
Number of Shares
For	Against	Abstain	% Voted in Favor
375,673.672	0.000	0.000	92.56%

Proposal 2.01: Elect Theo H. Pitt, Jr. as Trustee.
Number of Shares
For	Against	Abstain	% Voted in Favor
403,945.798	1,944.874	0.000	99.52%

Proposal 2.02: Elect James H. Speed, Jr. as Trustee.
Number of Shares
For	Against	Abstain	% Voted in Favor
403,945.798	1,944.874	0.000	99.52%

Proposal 2.03: Elect W. Whitfield Gardner as Trustee.
Number of Shares
For	Against	Abstain	% Voted in Favor
403,945.798	1,944.874	0.000	99.52%

In relation to Proposal 1, the expenses incurred in connection with the Plan of Reorganization have been and will be paid by the Funds. With respect to amounts allocated to the Funds, the expenses have been and will be allocated between the Growth Fund and The Chesapeake Core Growth Fund based on their relative net assets.

On June 29, 2016, all of the assets and liabilities of the Growth Fund were transferred into The Chesapeake Core Growth Fund in exchanges for shares of The Chesapeake Core Growth Fund and the assumption by The Chesapeake Core Growth Fund of all of the known liabilities of the Growth Fund.

The Chesapeake Growth Fund About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, Rule 12b-1 distribution fees (if applicable to your class) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2015) and held until the end of the period (April 30, 2016).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Chesapeake Growth Fund About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Institutional shares

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$939.50	$13.60
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,010.84	$14.14

*
Expenses are equal to Institutional shares’ annualized net expense ratio of 2.82% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Investor shares

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$939.00	$14.27
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,010.84	$14.79

*
Expenses are equal to Investor shares’ annualized net expense ratio of 2.96% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Chesapeake Growth Fund Other Information (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling the Trust toll free at 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov.

Rev. December 2010 Privacy Notice
FACTS	WHAT DOES THE GARDNER LEWIS INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number
■ Assets
■ Retirement Assets
■ Transaction History
■ Checking Account Information
■ Purchase History
■ Account Balances
■ Account Transactions
■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Gardner Lewis Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Gardner Lewis Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-430-3863

Who we are
Who is providing this notice?	Gardner Lewis Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Gardner Lewis Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Gardner Lewis Investment Trust collect my personal information?
We collect your personal information, for example, when you
■ Open an account
■ Provide account information
■ Give us your contact information
■ Make deposits or withdrawals from your account
■ Make a wire transfer
■ Tell us where to send the money
■ Tell us who receives the money
■ Show your government-issued ID
■ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
■ Affiliates from using your information to market to you
■ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Gardner Lewis Asset Management, L.P., the investment adviser to the Gardner Lewis Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Gardner Lewis Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Gardner Lewis Investment Trust does not jointly market.

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The Chesapeake Growth Fund
is a series of
Gardner Lewis Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
The Chesapeake Growth Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Gardner Lewis Asset Management 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317

Toll-Free Telephone:
1-800-430-3863

World Wide Web @:
www.chesapeakefunds.com

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant required by Rule 30a-2(a) under the Act.

(b)  Certifications for each principal executive officer and principal financial officer of the registrant required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gardner Lewis Investment Trust

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)
Date	July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	July 7, 2016

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	July 7, 2016

* Print the name and title of each signing officer under his or her signature.